Performance Management - Tactical Dividend and Momentum Fund	Nov. 26, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception. Class A, Class C, and Class R shares, which are not presented in the bar chart, would have similar returns to Class I shares because the classes are invested in the same portfolio of securities and would differ only to the extent that Class A, Class C, and Class R shares have different expenses than Class I shares. Sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.VGIMFunds.com or by calling 1-844-828-3212.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception.
Bar Chart [Heading]	Performance Bar Chart for the Calendar Year Ended December 31st
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	12/31/2020	10.06%
Lowest Quarter:	12/31/2018	-12.75%
The Fund’s year to date return for the period ended September 30, 2025 was: 12.31%
Year to Date Return, Label [Optional Text]	The Fund’s year to date return
Bar Chart, Year to Date Return	12.31%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	10.06%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(12.75%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Performance Table Average Annual Total Returns (For the year ended December 31, 2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
	One Year	Five Years	Since Inception(1)
Class I Shares
Return before taxes	18.32%	6.57%	5.14%
Return after taxes on Distributions	18.32%	5.78%	4.61%
Return after taxes on Distributions and Sale of Fund Shares	10.85%	5.02%	3.98%
Class A Shares
Return before taxes	11.27%	5.08%	4.25%
Class C Shares
Return before taxes	17.17%	5.51%	4.13%
Class R Shares
Return before taxes	17.95%	6.19%	4.71%
S&P 500 Total Return Index(2) (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	14.68%

(1)	The inception date of the Fund is September 9, 2015.

(2)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Performance Availability Website Address [Text]	www.VGIMFunds.com
Performance Availability Phone [Text]	1-844-828-3212